Deposit Accounts (Contractual Maturities of Time Deposits over $250,000) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Contractual Maturities, Certificates of Deposit, $100,000 or More [Abstract]
Three months or less	$ 97	$ 93
Over three months to six months	72	54
Over six months to twelve months	173	103
One to two years	17	9
Thereafter	37	5
Total	$ 396	$ 264